Exhibit 99.04 Schedule 1

Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser described market conditions.	Yes	Yes, the appraiser described neighborhood sufficiently.	Yes	Yes, the appraiser did a sufficient analysis of the prior sales history for the subject and comps.	Yes	Yes, the appraiser described the property improvements sufficiently.	Yes	Yes the condition and quality ratings accurate based on XXX guidelines and all damage repairs have been documented.	Yes	The selected comparables bracket key features/characteristics of the subject property.	Yes	Due to the rural nature of the marketing area, the comparables selected are suitable even though proximity guidelines were exceeded.	Yes	The adjustments are market driven and are appropriate for the marketing area.	Yes	The photo are of acceptable quality and documented cracked tile, drywall, ceiling, and missing toilet.	Yes	The appraisers opinion of value is adequately supported as of the effective date of the appraisal.	Yes	The current land use as indicated is the highest and best use.	Yes	All exhibits, photos, sketch, and photos were present.	Subject is a traditional style home built in XXX with XXX sf finished living area, XXX bedrooms and XX/XX/XXXX bathrooms on a XXX sf site. Value was well supported in the appraisal and the appraiser chose comparables within approximately XXX miles of the subject property for comparison. Adjustments utilized: GLA - $XXX Bath - XXX Lot size - $XXX/sf All comparables have similar basements and all comparables utilized are similar in style, square footage, condition, quality, and amenities. The appraiser bracketed the finished living area, age, bedroom and bathroom count, and key features. Comparables utilized were the best available due to limited closed sales data in this rural market and therefore six month guidelines were exceeded which is typical in this marketing area.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on XXX guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a condo unit with XXX beds and XX/XX/XXXX bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as XXX in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the XXX. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. The present land use isn’t correct.	No	The prior sale/transfer history of the subject and closed comparables is accurate. The XXX failed to analyze the prior sale, as required by XXX.	Yes	It is assumed that the subject is accurately described, including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's XXX condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within an acceptable proximity to the subject in the market area	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, the sketch, and the maps are provided.	OA2 is XX/XX/XXXX mile away in an urban market, isn't in the market area, and not an acceptable comparable. XXX, XXX is XXX miles away, sold XX/XX/XXXX for XXX and wasn't used. XXX sf, XXX beds, XXX baths, built in XXX , XXX, XXX XXX wasn't used, XX/XX/XXXX miles away, sold XX/XX/XXXX for XXX a XXX home, XXX beds, XXX baths, finished basement, no garage, XXX sf lot. The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are Stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section XXX of the XXX XXX Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: Amended at XXX Ill. Reg. XXX effective XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX XXX. [address removed] is the lender of the OA.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. The present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	It is assumed that the subject is accurately described, including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's XXX condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within an acceptable proximity to the subject in the market area	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, the sketch, and the maps are provided.	XXX isn't the complete legal description. The complete legal description is available at the XXX Recorder's website, expected to be provided by the OA. The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	XXX [address removed] is the lender of the XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are Stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section XXX of the XXX XXX Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: XXX at XXX Ill. Reg. XXX effective January XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. The present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate.	Yes	It is assumed that the subject is accurately described, including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's XXX condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within an acceptable proximity to the subject in the market area	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, the sketch, and the maps are provided. `	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The XXX comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of XXX	XXX [address removed] is the lender of the XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are Stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section XXX of the XXX XXX Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: XXX at XXX Ill. Reg. XXX effective XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-8.26%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	No	All sales are superior to the subject (XXX, lot and condition).	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	No	Value inflated due to flawed reconciliation and the use of superior sales.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX, XXX/XXX, XXX. The XXX value is higher than final list price, XXX vs. XXX Sales XXX and XXX are located in significantly larger lots (XXX and XXX acres, while the subject is located on XXX acres). Sale XXX is XXX% larger in GLA, while sales similar in GLA are available for analysis. Sale XXX is significantly superior in condition, having been renovated. Three recent sales are available in the market, similar in age, lot size, condition and GLA. These sales support a lower value. (XXX closed XX/XX/XXXX for XXX , XXX; XXX, closed XX/XX/XXXX for XXX ,, XXX ; XXX , closed XX/XX/XXXX fir XXX Sf, XXX acres). These sales support a value of XXX Revision Request XXX/XXX/XXX: The appraisal of the property indicated multiple offers were received on the subject property from potential purchasers, typical when properties sell above list price. The CCA sales presented as support for a lower value are not "comps" for the subject property. All XXX sales are lcoated on traffic roads, while the subject property is located at the end of a cul-de-sac. The sales at [address removed] and [address removed] are both more than twice the age of the subject property and would not be considered market substitutes for a XXX-year-old home. also, [address removed] and [address removed] were both in need of repairs when sold and inferior in condition, compared to the subject property. Despite comps XXX and XXX having larger acreage sites, comps XXX and XXX were most simialr to the subject in site size, both with adjusted values supporting the appraised value. An alternate sale similar in site size and condition is [address removed]. Sold for XXX/XXX, XX/XX/XXXX sq ft GLA, XXX sq ft site, XXX years old, no basement. Sales with similar age, GLA, and site size were limited in the neighborhood/market. FNMA CU data indicates the appraiser utilized XXX of the top XXX rated sales in the appraisal. None of the CCA sales are included in the top XXX rated sales in the CU data. CCA value is deflated using much older properties, with inferior condition, and inferior busy road locations. Response: The subject backs a well-travelled road, [address removed]. This was not analyzed within the OA. Verified by mapping services. This resulted in lack of support for location adjustments, and use of sales with superior locations. The subject is reported in C4 condition. Photos reflect deferred maintenance (chipping exterior paint, dated kitchen and bath features, etc.) Alternative comps are in similar condition, with similar interior finishes. Age exclusively, would not discredit the use of these sales. Sale XXX is significantly superior to the subject in condition and quality, with large adjustments applied. While the ROV reports this sale has a similar in lot, the condition and upgrades are vastly superior, while sales similar to the subject’s condition are available. Alternative sale: [address removed]. Sold for XXX/XXX, XX/XX/XXXX sq ft GLA, XXX sq ft site, XXX years old, no basement. This sale did not appear in the initial results, due to being reported as a public record sale. This sale is XXX% larger in GLA, typically outside of the recommended XXX% guideline. This sale is located XXX miles from the subject. This sale would require an adjustment for location, and GLA. However, will be analyzed in the final reconciliation of value. After re-review of the data and alternative sales, the subject does not directly sit on the busy road but is accessed via interior road. While this would be considered inferior to true interior neighborhood lots, adjustment can be applied to those sales located directly on [address removed]. Also, consideration for the subject’s listing history is applied. Based on this data, a revised value of XXX has been developed.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: XXX: information received from reliable sources, relative the subject property and all comparables is correct and accurate XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-11.63%	No	The appraisal only includes a very simple Statement about market conditions. No detailed market analysis is provided and the XXX is contradictory. Please reference our market analysis for support.	No	The appraisal report includes a description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser. The description is boilerplate that could apply to almost any neighborhood and says little to nothing about the market for XX/XX/XXXX Unit properties in XXX. Our research shows that XXX-unit properties are a bit scarce and it is necessary to go further away to find competing properties. This supports the appraisal.	No	The appraisal does report a recent listing and prior sales; however, they are not ANALYZED as required. There are multiple recent transfers between LLCs that could be investors or could be red flags. The subject was listed twice at $XXX and did not sell -- this would seem to contradict the appraised value at XXX as this implies the $XXX list price was a bargain -- an investor could have purchased and flipped the subject quickly for a XXX profit. This is not adequately analyzed in the appraisal.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	No	The appraisal does not follow XXX guidelines, but instead uses obsolete relative terms (avg - good - fair - poor). These have no standardization; therefore the appraisal is less credible. Simply because the client does not mandate XXX compliance does not mean it must not be used.	Yes	The appraisal applies reasonable and logical selection criteria, choosing similar comparable sales and listings from the local competitive market. However, the appraiser uses one sale from public records and another from a private source (XXX), when there were ample sales available thru MLS (see model attached). The reason for using alternate sources is not adequately explained.	No	The appraisal crosses significant geographical boundaries and selects sales that would require significant location adjustments. More proximate comparables were found that better represent the value of the subject. See general comments for alternate sales.	Yes	The appraisal does not bracket the subject, but this is a best practice, not a requirement and is not always possible. Gross Building Area is not bracketed and there were comps available that do bracket XXX. This appears to have inflated the opinion of value.	No	The appraisal report includes ample photos of the interior and exterior of the property, and these are consisted with the description, quality and condition ratings. However, two of the comp photos are copied from MLS without attribution. While not specifically forbidden, the appraiser does certify that he personally inspected each from the exterior; therefore it is questionable that he did not take a photo -- likely they did not comply with the certification. Furthermore, using someone else's photo without attribution is an ethical violation.	No	Cost approach is fundamentally flawed and cites dubious sources. In fact the same source is cited for both the land value and replacement costs, which is not logical. The income approach is not properly developed. The sales approach uses three comparable sales and one listing -- all are confirmed but rank poorly in our model. The report includes a Rental Analysis, which is not correctly developed. Using the appraisal's rent comps, XXX- should be around XXX - XXX per month -- : $XXX; XXX- should be around XXX per month; and the XXX- should be above XXX per month -- : XXX Total market rent should be more like XXX per month -- applying the appraisal's median XXX of XXX gives XXX x XXX = XXX -- XXX The Cost Approach Approach uses dubious sources for site value and replacement costs, and estimates are suspiciously round. However, the end result is within reason. Therefore the cost approach is unsupported, but likely not very far off. The Sales Approach uses comparables that are distant and not publicly marketed -- they are not ideal comps. I did find XXX-unit sales that could have been cited that were superior. Our model also produced several XXX-unit properties that are otherwise similar in the number of bedrooms/baths, and XXX. Potential alternates include: XXX , XXX, XXX – sold on Apr XXX for XXX/XXX, , built in XXX sold on XXX for XXX/XXX, XXX lot, built in XXX sold on XXX for XXX/XXX,XXX lot, built in XXX These do support the appraisal's opinion of value; therefore it is tempting to say the result of the sales approach is a case of reaching the correct destination via the wrong route.	No	The appraisal report merely checks the "Current" box, but makes no analysis of the four tests and how the subject fits into them.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	The appraisal is NOT correctly developed and reported. All of the typical exhibits are present and legible, including the sketch, which includes dimensions and calculations. The main sections of the report are complete and mostly comply with generally accepted standards. The property is in acceptable condition and well-documented with photos. Highest & best use is discussed; although the report does not discuss the application of the four tests. However, the present use is clearly the only option and therefore meets all four tests. The income and cost approaches are both flawed (see below). In the end, we have a cost approach that is unsupported, and a sales approach that is poorly supported. The income approach, if developed properly should be around XXX These must be reconciled with the listing history -- the subject was listed for XXX and did not sell; therefore this should set the ceiling on value. Therefore I based the alternate value on the recent listing, with the income approach as support. Theoretically, the sales approach is supporting a somewhat higher value, but this is negated by the listing history.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-1.96%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in balance, and marketing times XXX to XXX months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a XXX, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past three years and the comparable sales do not appear to have prior transactions in the past twelve months.	Yes	The subject is noted to be in average condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on XXX guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The Reviewer does not agree with the original opinion of value. Three closed sales were included in the original appraisal, all of which are generally similar to the subject in terms of quality, age, and overall condition. While the selected comparables provide some market support, deficiencies were noted that affect the reliability of the original value conclusion. In particular, the adjusted sales price range is relatively large, which reduces the consistency of the comparable data. Additionally, the most recent and arguably most comparable sale supports a slightly lower opinion of value than that reported in the original appraisal. It should also be noted that, following additional research, the interior condition of the comparable sales could not be independently verified. This limits the ability to determine whether the condition and quality adjustments applied in the original appraisal adequately reflect the actual differences between the subject and the comparable properties. As a result, some uncertainty remains regarding the degree of comparability and the reliability of the adjusted indications. Equal consideration was given to Sales #XXX and #XXX, as these sales are considered the strongest overall indicators of the subject's market value based on their relative similarity and available market data. Additional support was provided by Sale #XXX; however, its indication also supports a slightly lower value conclusion. Taken together, the primary sales suggest that the original opinion of value may be somewhat overStated and that a modest downward adjustment to the value conclusion is warranted. Sales #XXX and #XXX were given secondary consideration. Sale #XXX is at the upper end of the adjusted sales price range and provides some additional support for the value conclusion; however, it is inferior to the subject in bedroom count and is also the most dated sale in the analysis, reducing its reliability as a primary indicator. Sale #XXX is at the lower end of the adjusted range and is the furthest sale from the subject property. While it provides some additional market context, its greater distance from the subject reduces its overall weight in the final reconciliation.	Yes	The photos were clear and adequate in the report.	No	The Reviewer does not agree with the original opinion of value. Three closed sales were included in the original appraisal, all of which are generally similar to the subject in terms of quality, age, and overall condition. While the selected comparables provide some market support, deficiencies were noted that affect the reliability of the original value conclusion. In particular, the adjusted sales price range is relatively large, which reduces the consistency of the comparable data. Additionally, the most recent and arguably most comparable sale supports a slightly lower opinion of value than that reported in the original appraisal. It should also be noted that, following additional research, the interior condition of the comparable sales could not be independently verified. This limits the ability to determine whether the condition and quality adjustments applied in the original appraisal adequately reflect the actual differences between the subject and the comparable properties. As a result, some uncertainty remains regarding the degree of comparability and the reliability of the adjusted indications. Equal consideration was given to Sales #XXX and #XXX, as these sales are considered the strongest overall indicators of the subject's market value based on their relative similarity and available market data. Additional support was provided by Sale #XXX; however, its indication also supports a slightly lower value conclusion. Taken together, the primary sales suggest that the original opinion of value may be somewhat overStated and that a modest downward adjustment to the value conclusion is warranted.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer does not agree with the original opinion of value. XXX closed sales were included in the original appraisal, all of which are generally similar to the subject in terms of quality, age, and overall condition. While the selected comparables provide some market support, deficiencies were noted that affect the reliability of the original value conclusion. In particular, the adjusted sales price range is relatively large, which reduces the consistency of the comparable data. Additionally, the most recent and arguably most comparable sale supports a slightly lower opinion of value than that reported in the original appraisal. It should also be noted that, following additional research, the interior condition of the comparable sales could not be independently verified. This limits the ability to determine whether the condition and quality adjustments applied in the original appraisal adequately reflect the actual differences between the subject and the comparable properties. As a result, some uncertainty remains regarding the degree of comparability and the reliability of the adjusted indications. Equal consideration was given to Sales #XXX and #XXX, as these sales are considered the strongest overall indicators of the subject's market value based on their relative similarity and available market data. Additional support was provided by Sale #XXX; however, its indication also supports a slightly lower value conclusion. Taken together, the primary sales suggest that the original opinion of value may be somewhat overStated and that a modest downward adjustment to the value conclusion is warranted. Sales #XXX and #XXX were given secondary consideration. Sale #XXX is at the upper end of the adjusted sales price range and provides some additional support for the value conclusion; however, it is inferior to the subject in bedroom count and is also the most dated sale in the analysis, reducing its reliability as a primary indicator. Sale #XXX is at the lower end of the adjusted range and is the furthest sale from the subject property. While it provides some additional market context, its greater distance from the subject reduces its overall weight in the final reconciliation. The Reviewer considered whether supplemental sales could provide additional support or clarification; however, no additional sales were selected because the available alternatives were not considered sufficiently comparable to the subject in terms of location, physical characteristics, quality, age, condition, or other relevant market factors. Overall, the comparable sales provide an adequate basis for concluding that the subject's value is somewhat lower than the original opinion. Given the adjusted sales price range, the indications from the most recent and comparable sale, and the inability to independently verify the interior condition of the comparables, the Reviewer does not agree with the original opinion of value and considers a slightly lower value conclusion to be better supported by the available market data.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-1.96%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in balance, and marketing times XXX to 6months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a XXX, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past three years and the comparable sales do not appear to have prior transactions in the past twelve months.	Yes	The subject is noted to be in average condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on XXX guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer does not agree with the original opinion of value. Three closed sales were included in the original appraisal, all of which are generally similar to the subject in terms of quality, age, and overall condition. While the selected comparables provide some market support, deficiencies were noted that affect the reliability of the original value conclusion. In particular, the adjusted sales price range is relatively large, which reduces the consistency of the comparable data. Additionally, the most recent and arguably most comparable sale supports a slightly lower opinion of value than that reported in the original appraisal. It should also be noted that, following additional research, the interior condition of the comparable sales could not be independently verified. This limits the ability to determine whether the condition and quality adjustments applied in the original appraisal adequately reflect the actual differences between the subject and the comparable properties. As a result, some uncertainty remains regarding the degree of comparability and the reliability of the adjusted indications. Equal consideration was given to Sales #XXX and #XXX, as these sales are considered the strongest overall indicators of the subject's market value based on their relative similarity and available market data. Additional support was provided by Sale #XXX; however, its indication also supports a slightly lower value conclusion. Taken together, the primary sales suggest that the original opinion of value may be somewhat overStated and that a modest downward adjustment to the value conclusion is warranted.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer does not agree with the original opinion of value. XXX closed sales were included in the original appraisal, all of which are generally similar to the subject in terms of quality, age, and overall condition. While the selected comparables provide some market support, deficiencies were noted that affect the reliability of the original value conclusion. In particular, the adjusted sales price range is relatively large, which reduces the consistency of the comparable data. Additionally, the most recent and arguably most comparable sale supports a slightly lower opinion of value than that reported in the original appraisal. It should also be noted that, following additional research, the interior condition of the comparable sales could not be independently verified. This limits the ability to determine whether the condition and quality adjustments applied in the original appraisal adequately reflect the actual differences between the subject and the comparable properties. As a result, some uncertainty remains regarding the degree of comparability and the reliability of the adjusted indications. Equal consideration was given to Sales #XXX and #XXX, as these sales are considered the strongest overall indicators of the subject's market value based on their relative similarity and available market data. Additional support was provided by Sale #XXX; however, its indication also supports a slightly lower value conclusion. Taken together, the primary sales suggest that the original opinion of value may be somewhat overStated and that a modest downward adjustment to the value conclusion is warranted. Sales #XXX and #XXX were given secondary consideration. Sale #XXX is at the upper end of the adjusted sales price range and provides some additional support for the value conclusion; however, it is inferior to the subject in bedroom count and is also the most dated sale in the analysis, reducing its reliability as a primary indicator. Sale #XXX is at the lower end of the adjusted range and is the furthest sale from the subject property. While it provides some additional market context, its greater distance from the subject reduces its overall weight in the final reconciliation. The Reviewer considered whether supplemental sales could provide additional support or clarification; however, no additional sales were selected because the available alternatives were not considered sufficiently comparable to the subject in terms of location, physical characteristics, quality, age, condition, or other relevant market factors. Overall, the comparable sales provide an adequate basis for concluding that the subject's value is somewhat lower than the original opinion. Given the adjusted sales price range, the indications from the most recent and comparable sale, and the inability to independently verify the interior condition of the comparables, the Reviewer does not agree with the original opinion of value and considers a slightly lower value conclusion to be better supported by the available market data.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in shortage, and marketing times under XXX months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a XXX, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject had a prior transaction in the past three years and sale #XXX had a prior transaction in the past twelve months.	Yes	The subject is noted to be in average (C4) condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on XXX guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. Three closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. Risks were noted with the lack of design adjustment to sale #XXX, single story versus two story and the lack of site adjustments, however, the subject's value does appear supported. Equal weight was applied to all sales in arriving at the final opinion of value. Sale #XXX is the closest two story home. Sale #XXX is the closest in proximity, Sale #XXX is the most comparable overall. No supplemental sales were selected as they were not considered comparable to the subject property.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. Three closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. Risks were noted with the lack of design adjustment to sale #XXX, single story versus two story and the lack of site adjustments, however, the subject's value does appear supported. Equal weight was applied to all sales in arriving at the final opinion of value. Sale #XXX is the closest two story home. Sale #XXX is the closest in proximity, Sale #XXX is the most comparable overall. No supplemental sales were selected as they were not considered comparable to the subject property.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Final value not bracketed by any of the sold comps - weight was placed on the contract value, not the comps - bracketing comp is located: [address removed] [address removed] Expanded parameters used due to lack of comps based on property type and location. The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX No updates in the prior XXX Years. Recent updating includes interior paint and laminate flooring throughout the first floor and in all baths; No other known updating; No deferred maintenance was noted; Subject appears to be generally well maintained but does show typical signs of depreciation from normal wear and tear. All utilities are on and functioning. Schools and shopping are located within XXX mile. Major employment centers are located within XX/XX/XXXX miles. This area is mainly made up of tract style single and XXX.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX No updates in the prior XXX Years. The subject is in Average condition with no repairs noted. The subject is a ranch style home built of average quality and design. Nearby land uses include additional residential subdivisions, neighborhood parks, schools, retail centers, restaurants, and other community services. Access to major arterial roadways provides connectivity to surrounding areas of the XXX.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX No updates in the prior XXX Years. Upon inspection the subject property appears to have been maintained on an ongoing basis. The subject suffers typical depreciation due to ageing. There are no negative external influences. No functional obsolescence or external depreciation is applicable. The growth of XXX and surrounding communities have positively impacted the marketability of properties in the Subjects market area. XXX is located along XXX about XXX milesXXX	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX The subject’s kitchen was updated six to ten years ago. The subject bathrooms were updated eleven to fifteen years ago. The subject is in average condition and has been well maintained. No functional or external obsolescence was noted. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within XXX guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables are further in distance than desired, however, the comparables used are the best available for the area and provide an accurate depiction of market value for the subject neighborhood.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XX/XX/XXXX bathrooms, and XXX square feet built in XXX No updates in the prior XXX Years. The subject is in good condition and has been well-maintained. The immediate area consists of predominantly single family residences on typical sites. The subject is XXX miles to XXX, XXX which has shopping, medical facilities, recreation, employment, and public schools.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of This desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	No	The appraisal disclosed a prior sale of the subject on XX/XX/XXXX for XXX but provided no analysis or explanation for the XXX increase to the appraised value, as required by XXX. The prior sale appears to be arm’s length and marketed on the MLS. The XXX current opinion of value does appear to be supported by market data. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject is indicated to be in XXX condition based on inspection and indicates updates completed in the prior XXX - XXX years (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of distant sales, wide range of GLA, Comp XXX utilized excessive adjustments. There were XXX closed sales, XXX active presented.	Yes	Comps XXX & XXX exceed typical lender guidelines for distance, the remaining comparables are within typical lender distance guidelines.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report. Reviewer notes Comp XXX is significantly dissimilar in GLA and required excessive adjustments.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. There were deficiencies noted in the report that, while significant, did not erode the overall opinion of value analysis. The form (XXX ) was correct, the Comps widely bracket the subject.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX) although some minor downward trending is noted. REO activity in the area is moderate, the area is not REO driven.	Yes	The report indicates that the subject is located in an XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject is indicated to be in XXX condition based on inspection and indicates updates completed in the prior XXX - XXX years (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). No major repair conditions are noted or observed. XXX indicated the subject development to be an ocean front community with unimpeded water / ocean views and direct beach access.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of distant sales, Comps XXX & XXX are substantially newer in age amenity, wide range of floor location although view amenity appears similar. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were XXX closed sales, XXX active presented (one active located in the subject development).	Yes	Distance between subject and comparables does exceed typical lender guidelines although the subject is located on a peninsula with ocean on one side and bay on the other creating greater distances between properties. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales of water front condo units generally similar in GLA which, after adjustment for significant differences, tend to support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (XXX ) was correct, the Comps widely bracket the subject.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: wide range of GLA utilized among comparables. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were XXX closed sales, XXX active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	The value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (XXX ) was correct, the Comps widely bracket the subject.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-7.14%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject is indicated to be in XXX condition based on inspection and indicates updates completed in the prior XXX - XXX years (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of distant sale, use of significantly dated sales, wide variation with respect to lot size and GLA, use of excessive adjustments. There were XXX closed sales, XXX active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines with the exception of Comp XXX located in excess of XXX mile. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report. Reviewer notes the reliance on excessive adjustments for the XXX report.	Yes	The photos were clear and adequate.	No	The Reviewer does not agree with the Appraiser's opinion of value; he placed most weight on XXX comparable XXX & XXX as well as the supplemental sale selected and reconciled at a lower opinion of value.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The Reviewer does not agree with the Appraiser's opinion of value; he placed most weight on XXX comparable XXX & XXX as well as the supplemental sale selected and reconciled at a lower opinion of value. Any deficiencies noted will be discussed below. Supplemental sale: [address removed]	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on XXX guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX-Unit XXX with XXX beds and XXX bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the XXX. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on XXX guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a semi-attached residence with XXX beds and XXX bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C2, fully renovated condition in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the XXX. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on XXX guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C4 in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the XXX. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on XXX guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX-Unit MFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as average in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the XXX. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on XXX guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XX/XX/XXXX bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as XXX in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the XXX. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule XX/XX/XXXX (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with XXX definitions.	Yes	The appraisal includes four sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes four sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales. I would have adjusted more for the XXX in Comps #XXX, and #XXX.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. I would have adjusted more for the XXX in Comps #XXX, and #XXX.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with XXX definitions.	Yes	The appraisal includes six sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes six sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All three approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Age is bracketed within XXX sf.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	XXX requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. Neither the subject nor any of the comparables reported any prior sales within this window.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within XXX miles which is a reasonable distance given the subject's lot size and GLA.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a SFR on acreage. It was under agreement of sale for XXX as of the effective date of the appraisal after XXX . All of the comparables are within XXX miles which is a reasonable distance for the lot size and GLA. The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. No deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: [address removed] – sold on May XXX for XXX/XXX,, built in [address removed] – sold on Jan XXX for XXX/XXX, built in XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-10.34%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	XXX requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. Neither the subject nor any of the comparables reported any prior sales within this window.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. The XXX also included comps that had equestrian facilities which is essential since they are significant value drivers.	Yes	All of the comparables are within XXX miles which is a reasonable distance since the subject is an equestrian property.	No	Comp XXX appears to be similar in condition to the subject so the condition adjustment is not supported.	Yes	The photos are adequate and document the property condition adequately.	No	All of the comoparables were significantly adjusted upward. The OA"s estimate of value was not not bracketed by original sales prices. The subject is valued significantly higher than any property of similar GLA in the area, including equestrian properties.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	**Revision Request XXX/XXX/XXX** The lender requested a reconsideration with several points: XXX - [address removed] - The reported GLA has an inconsistency in the reported value. The GLA in Consolidated Analytics tool say XXX but other sources indicates the GLA is XXX . The reviewer does not have any way to determine which is accurate. The reviewer did acknowledge the difference in the number of stalls in the horse barns. The comparable is waterfront compared to the subject's XXX and ridining ring. XXX - [address removed] listing history. This property was listed on the open market and the public was not accepting the list price indicating the list price was too high. That is not an indication that the sale is not arms length. An arm's length transaction is a real eState sale where the buyer and seller are independent and negotiate a fair price without any outside pressure or special relationship. XXX - Additional comparables were suggested for consideration. Neither of these sales appeared in the original comp selection in the system. - [address removed] - [address removed] - [address removed] All three of these comparables are located in XXX which is a premiere community for equestrian properties and commands a massive premium over the subject's location. In XXX, horses can be walked or ridden directly to the entrance of XXX without needing to trailer the horse. XXX - Even if the additional comparable provided was ignored ([address removed]), the issue still exists with the appraisal have all the comps being significantly adjusted upward with the value conclusion well above the original Sales Price Range. The Value Estimate if above the value of the properties in the immediate area. XXX - The reviewer identified an additional sale at [address removed] – sold on XXX for XXX/XXX, lot, built in XXX - No horse barn but is equestrian zoned. Similar lot size. With the addition lf the new supplemental sale, the value is increased to XXX **Original notes XXX/XXX/XXX** The subject is a SFR on just under XXX acres with equestrian facilities which are fairly common in the area. All of the comparables are within XXX mile which is a reasonable distance for the subject's equestrian amenities. The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed; even the equestrian facilities. All the comparables were adjusted significantly upwards resulting in the Adjusted Sales Price range significantly above the original sales prices. As a result, the OA's estimate of value is not bracketed by the original sales prices and is valued higher than the local market. Comp XXX received a significant upward adjustment for condition when it appears to be similar to the subject. It is the reviewer's opinion that the XXX did not adequately support the estimate of value within the report. Additional comps for support: [address removed] – sold on May XXX for XXX/XXX, XXX, built in XXX - XXX, XXX.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	No	Third party sites are indicating the market is trending down. The XXX's data is also indicating the market is trending downward yet the XXX rated the market as Stable.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	XXX requires the appraisal to report and analyze any prior sale of the comparables within XXX months and the subject within XXX months. Neither the subject nor any of the comparables reported any prior sales within this window.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	Most of the units are virtually identical to the subject in GLA and lot size.	Yes	All of the comparables are within XXX mile which is a reasonable distance for the subject's location.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a XXX year old XXX that was under agreement of sale as of the effective date of the appraisal for XXX The OAA reported the market to be Stable, but the data in the XXX and the graphs indicated a declining market. Third party sources also confirmed a similar trend. The comparables were all located in the subject's complex. They were very similar in GLA and lot size, requiring very limited adjustments. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comp for support: [address removed] – sold on Apr XXX for XXX/XXX,built in XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with XXX definitions.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes three sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Subject is located in a market with Stable Property Values and Marketing Time Under XXX Months.	Yes	Suburban Location in XXX XXX. Built Up over XXX% Public utilities. Property is not located in a XXX	Yes	Purchase Transaction. Property was listed XXX-XXX for XXX/XXX/XXX. Under contract XX/XX/XXXX for XXX	Yes	Property is average condition. No recent updating. No damages or repairs based on exterior and interior photos	No	Average condition. XXX Form for Multi-Family properties does not require XXX ratings	Yes	Sales considered are XXX Design which bracket XXX and age of construction	Yes	Sales located within a XX/XX/XXXX miles radius of the subject property	Yes	Sales range from XXX to XXX Adjusted value range XXX to XXX	Yes	No damages or repairs based on exterior and interior photos	Yes	Minimal adjustments within acceptable range	Yes	XXX /Residential	Yes	Photos, sketch and maps are in the appraisal report	The subject property is a XXX design with XXX sq ft XXX, XXX bedrooms and XX/XX/XXXX bathrooms. Subject is located in a market with Stable Property Values and Marketing Time Under XXX Months. XXX Location in XXX Borough. Built Up over XXX% Public utilities. Property is not located in a XXX Purchase Transaction. Property was listed XXX-XXX for XXX/XXX/XXX. Under contract XX/XX/XXXX for XXX Property is average condition. No recent updating. No damages or repairs based on exterior and interior photos. XXX Form for Multi-Family properties does not require XXX ratings Sales considered are XXX Design which bracket XXX and age of construction. ales located within a XX/XX/XXXX miles radius of the subject property Minimal adjustments within acceptable range Sales range from XXX to XXX Adjusted value range XXX to XXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data	Yes	Yes, XXX was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR home listed in XXX condition which appears reasonable. XXX Sales were all homes of similar age, size and utility bracketing subject features. Adjustments appear reasonable and consistent. 3rd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value A value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real eState agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: XXX Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. XXX Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a XXX appraisal, information and photographs provided by third party sources. XXX If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX XXX-XXX Standard Rule XX/XX/XXXX (xii).
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with XXX definitions.	Yes	The appraisal includes four sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes four sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as any reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Relaxed parameters used due to lack of comps based on property type The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show no prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with XXX definitions.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All three approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-4.42%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use isn’t correct.	No	The prior sale/transfer history of the subject and closed comparables is accurate. The XXX failed to analyze the prior sale, as required by XXX. Per the MLS, the subject's prior sale was an REO sale, a non-arms-length sale.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's XXX condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The XXX comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within acceptable proximity to the subject, in the market area	Yes	The value adjustments made for appropriateness and are assumed to be supported within the OA's work file.	Yes	The provided photos are of acceptable quality and document the indicated upgrades to the property.	No	OA4 listed at XXX seller concession, sale price, XXX An adjustment is needed. XXX is the only sale that supports the OA"s value. XXX is also a superior quality home, and has a unique style.. OA1, XX/XX/XXXX miles away, and OA2, which is XX/XX/XXXX miles away, support a value is XXX	Yes	The subject's current use is indicated as its highest and best use. The subject’s use is legal.	Yes	The photos, sketch, and maps are provided. `	The XXX didn't provide the complete legal description. This is readily available on the online XXX Recorder's website, yet the XXX didn't provide it. The subject's garage has worn and peeling paint and bare wood, not noted in the report. Seller concessions weren't applied, for example, OA4 listed at XXX seller concession, sale price, XXX An adjustment is needed. OA3 is the only sale that supports the OA"s value. OA3 is also a superior quality home, and has a unique style.. OA1, XX/XX/XXXX miles away, and OA2, which is XX/XX/XXXX miles away, support a value is XXX	XXX is the OA. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past XXX years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are Stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section XXX of the XXX XXX Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: Amended at XXX Ill. Reg. XXX effective XXX) XXX: The appraisal management company’s (XXX) XXX registration number is XXX and it expires on XX/XX/XXXX
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under XXX months. Neighborhood reporting comments are consistent with XXX analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on XXX guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the XXX appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as XXX in the XXX and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the XXX. Third party resources support the XXX and show average marketing time is XXX to XXX months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (XXX). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a XXX. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	Risk factors/deficiencies and/or discrepancies found in review of the analysis include one or more comparables that are: dated, all comparables utilized are substantially smaller with respect to GLA, excessively adjusted. The Reviewer has selected supplemental sales more similar in GLA although some may be dated.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The XXX has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the XXX appear to be market driven, are applied consistently, and are explained in the report with the exception of an across the board adjustment for GLA.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. There were deficiencies noted in the report that, while significant, did not erode the overall opinion of value analysis. The form (XXX XXX) was correct.	Yes	The XXX has adequately discussed XXX for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a medium / moderate risk level of overvaluation for the report.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in balance, and marketing times under XXX months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a XXX, over XXX% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject had a prior transaction in the past three years and had since been updated. The comparable sales do not appear to have prior transactions in the past twelve months.	Yes	The subject is noted to be in good (C3) condition based on inspection, with updates to the kitchen and bathrooms completed in the past one to XXX years, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on XXX guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. Four closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. Deficiencies were noted with the use of date/distant sales, however, the subject's value does appear supported. Equal consideration was applied to all sales in arriving at the final opinion of value. Sale #XXX is the most recent, sale #XXX is the most comparable overall to the subject property, with sales #XXX and #XXX the most distant, but comparable to the subject property. XXX is a supplemental sale providing additional support to the original opinion of value.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. Four closed sales and one listing were included in the original appraisal, all similar in quality, age, and condition. Deficiencies were noted with the use of date/distant sales, however, the subject's value does appear supported. Equal consideration was applied to all sales in arriving at the final opinion of value. Sale #XXX is the most recent, sale #XXX is the most comparable overall to the subject property, with sales #XXX and #XXX the most distant, but comparable to the subject property. [address removed] is a supplemental sale providing additional support to the original opinion of value.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser described market conditions.	Yes	Yes, the appraiser described neighborhood sufficiently.	Yes	Yes, the appraiser did a sufficient analysis of the prior sales history for the subject and comps.	Yes	Yes, the appraiser described the property improvements sufficiently.	Yes	Yes the condition and quality ratings accurate based on XXX guidelines and all damage repairs have been documented.	Yes	The selected comparables bracket key features/characteristics of the subject property.	Yes	Due to the rural nature of the marketing area, the comparables selected are suitable even though proximity guidelines were exceeded.	Yes	The adjustments are market driven and are appropriate for the marketing area.	Yes	The photo are of acceptable quality and documented cracked tile, drywall, ceiling, and missing toilet.	Yes	The appraisers opinion of value is adequately supported as of the effective date of the appraisal.	Yes	The current land use as indicated is the highest and best use.	Yes	All exhibits, photos, sketch, and photos were present.	Subject is a traditional style home built in XXX with XXX finished living area, XXX bedrooms and XX/XX/XXXX bathrooms on a XX/XX/XXXX ac site. Value was well supported in the appraisal and the appraiser chose comparables within approximately XXX miles of the subject property for comparison. The appraiser had to extend the search beyond one mile due to limited comparables in this marketing area. Adjustments utilized: GLA - $XXX Bath - XXX Half Bath - XXX Garage Bay - XXX All comparables utilized are similar in style, square footage, condition, quality, and amenities. The appraiser bracketed the finished living area, age, bedroom and bathroom count, and key features. Comparables utilized were the best available due to limited closed sales data in this rural market and therefore six month guidelines were exceeded which is typical in this marketing area.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	4.55%	Yes	The appraiser accurately and adequately described the market conditions in the subject property's neighborhood.	Yes	The neighborhood is described well and there is no external obsolescence.	Yes	The analysis of the sales history of the subject and comps is complete and accurate.	No	The appraiser includes the lower level as part of the GLA but it is below grade and should be considered basement. The comps are treated the same. Also, the converted garage is not included in the sales comparison grid. The area is considered as a garage.	Yes	The condition and quality ratings are based on XXX guidelines. The subject does not have any damage or needed repairs.	Yes	The comparable sales chosen have similar characteristics to the subject property.	Yes	The comparable sales chosen are from adequately similar locations to the subject property.	Yes	The value adjustments to the comparable sales for differences in features are appropriate.	Yes	The photos provided are of adequate quality and show the subject's condition and quality.	No	The market value is mistaken because of the missed converted garage on the sales comparison grid.	Yes	The land use of the subject property is the highest and best use.	Yes	The required exhibits are present in the report and support the subject's value..	The appraiser included a XXX car built in garage in the sales comparison grid. However, in the rest of the report, the garage has been converted to a bedroom. The appraiser adjusts for GLA at $XXX/square foot so after recalculating the Comps for this mistake, the appraised value increases to XXX In addition, the appraiser refers to the lowest level of the subject and the comparables as GLA; however, these levels are partially below grade and are required to be considered as basement. This mistake will not affect the appraised value as all of the comps will be affected equally and the total adjustments will not change when this mistake is corrected.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Stable Property Values. Marketing Time of XX/XX/XXXX Months	Yes	Suburban Location. Built Up XXX% to XXX% Public utilities. Property is not located in a XXX	Yes	Purchase Transaction. Pending sale under contract for XXX XX/XX/XXXX	Yes	Exterior is fair condition with peeling paint and damaged XXX. Interior is average condition with ceiling damages in Unit XXX based on water. Cost of repairs XXX	Yes	XXX is not requited for XXX Form. Property is average condition	Yes	Sales considered are multi-family properties which bracket XXX and age of construction	Yes	Sales located within XX/XX/XXXX miles radius of the subject property	Yes	Adjustments are within acceptable range	Yes	Exterior is fair condition with peeling paint and damaged XXX. Interior is average condition with ceiling damages in XXX based on water. Cost of repairs $XXX	Yes	Sales range from XXX to XXX Adjusted value range XXX to XXX	Yes	XXX Residential	Yes	Photos, sketch and maps are provided in the appraisal report	The subject property is a XXX with XXX sq ft XXX, XXX bedrooms and XX/XX/XXXX baths Appraisal completed Subject to Repairs Stable Property Values. Marketing Time of XX/XX/XXXX Months. Suburban Location. Built Up XXX% to XXX% Public utilities. Property is not located in a XXX Purchase Transaction. Pending sale under contract for XXX XX/XX/XXXX Exterior is fair condition. Interior is average condition with ceiling damages in Unit XXX based on water. XXX is not requited for XXX Form. Property is average condition Sales considered are multi-family properties which bracket XXX and age of construction. Sales located within XX/XX/XXXX miles radius of the subject property Sales range from XXX to XXX Adjusted value range XXX to XXX D in file reports the work was not completed on exterior and interior the appraiser did not have access
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market. Any adverse or beneficial location/view features have been noted and bracketed.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	No	Value is not bracketed by the adjusted values of the comps - this is easily remedied by removing the condition adjustment on comp XXX which appears to be unnecessary	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Too many dated sales used - recent sale comps are located to offer additional support and bracketing - [address removed] [address removed] The XXX value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XXXXX	XXXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past XXX months. The comparable sales show prior transfers in the prior XXX months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with XXX definitions.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes XXX sales and XXX current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value Stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Age is bracketed within XXX year.